Secured Borrowings (Details Textual) (USD $)	12 Months Ended					1 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended						1 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended											1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Nord LB Facility [Member]	Nov. 30, 2012 Nord LB Facility [Member]	Feb. 29, 2012 Nord LB Facility [Member]	Nov. 14, 2012 Nord LB Facility [Member]	Dec. 31, 2012 Nord LB Facility [Member]	Dec. 31, 2011 Nord LB Facility [Member]	Dec. 31, 2012 BOS Facility [Member] Aircraft	Dec. 31, 2011 BOS Facility [Member]	Dec. 31, 2012 BOS Facility [Member] Minimum [Member] Occasions	Dec. 31, 2012 BOS Facility [Member] Maximum [Member] Occasions	Dec. 31, 2012 Term Loan [Member] Aircraft	Dec. 31, 2012 Term Loan [Member] Aircraft	Aug. 09, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 18, 2011 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] Minimum [Member]	Dec. 18, 2011 Term Loan [Member] Minimum [Member]	Dec. 31, 2012 Term Loan [Member] Maximum [Member]	Dec. 18, 2011 Term Loan [Member] Maximum [Member]	Apr. 30, 2010 Notes Payable [Member]	Oct. 02, 2007 Notes Payable [Member]	Mar. 31, 2012 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member]	Aug. 31, 2012 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member] Aircraft	Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2010 Notes Payable [Member]	Dec. 31, 2009 Notes Payable [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2011 Notes Payable, Other Payables [Member]	Aug. 31, 2012 B and B Air Acquisition Facility [Member]	Dec. 31, 2012 B and B Air Acquisition Facility [Member]	Aug. 09, 2012 B and B Air Acquisition Facility [Member] Aircraft	Dec. 31, 2011 B and B Air Acquisition Facility [Member]	Nov. 07, 2007 B and B Air Acquisition Facility [Member] Aircraft	Nov. 30, 2012 Fly Acquisition II Facility [Member]	Dec. 31, 2012 Fly Acquisition II Facility [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Loan	Dec. 31, 2011 Other Aircraft Secured Borrowings [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Minimum [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Maximum [Member]	Aug. 09, 2012 GAAM Portfolio [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] Nord LB Facility [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] BOS Facility [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] Other Aircraft Secured Borrowings [Member] Loan Aircraft	Dec. 31, 2012 Tranche A [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2011 Tranche A [Member] B and B Air Acquisition Facility [Member]	Nov. 07, 2007 Tranche A [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2012 Tranche B [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2011 Tranche B [Member] B and B Air Acquisition Facility [Member]	Nov. 07, 2007 Tranche B [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2012 GAAM Facility No. 1 [Member] Other Aircraft Secured Borrowings [Member] Aircraft	Dec. 31, 2011 GAAM Facility No. 1 [Member] Other Aircraft Secured Borrowings [Member]	Dec. 31, 2012 GAAM Note Payable 1 [Member] Other Aircraft Secured Borrowings [Member] Aircraft	Dec. 31, 2011 GAAM Note Payable 1 [Member] Other Aircraft Secured Borrowings [Member]	Apr. 30, 2010 Note Liquidity Facility [Member]	Apr. 29, 2010 Note Liquidity Facility [Member]	Nov. 30, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Nov. 07, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]
Secured Borrowings (Textual) [Abstract]
Notes issued	$ 50,000,000					$ 508,942,000				$ 508,942,000	$ 598,198,000	$ 275,516,000	$ 493,447,000			$ 390,062,000	$ 390,062,000	$ 395,000,000								$ 853,000,000		$ 606,751,000		$ 660,444,000	$ 606,751,000												$ 280,375,000	$ 222,195,000													$ 42,090,000	$ 46,126,000	$ 19,989,000	$ 20,836,000
B&B Air Funding issued aircraft lease-backed Class G-1 notes at offering price																										99.71282%
Interest payable based on LIBOR									3.30%			1.43%	2.70%					5.50%				4.50%		5.50%		0.67%																											1.50%			4.00%						1.20%
Accrued interest on the notes						900,000				900,000	1,200,000	400,000	1,000,000															300,000		300,000	300,000												1,000,000	800,000
Principal amount of notes repurchased																																	169,400,000
Payment for the Notes purchase																																	83,000,000
Percentage of lease rate paid to debt service						95.00%
Percentage of lease rate paid to debt service for aircraft remaining off-lease after twelve months						85.00%
Period after lenders may require payment in full						24 months
Period consider for interest payment before termination of lease contract						6 months
Period consider for interest payment after termination of lease contract						6 months
Percentage of return on full equity investment						10.00%
Percentage of return on equity investment as fee payable						10.00%
Lender fee percentage						10.00%
Debt extinguishment costs										800,000		1,400,000
Number of tranches funded																																								2
Number of Aircraft Financed												11				16	16																					16									49	19	21	9							6		1
Number of aircraft refinanced												10
Facility principal repayments due to refinancing												194,900,000	20,000,000
Extended Maturity date												6 months
Number of aircrafts under condition upon repayment of loan												8
Number of aircraft leases under condition upon repayment of loan												3
Percentage of Collateral Security on collateral amount												80.00%
Failure to pay within business day												5 days
Debt instrument LIBOR floor rate																		1.25%
Debt proceeds used to repay B&B Air Acquisition Facility																	266,700,000
Number of occasions to pay interest and principal on loans														4	6
Repayment of B&B air acquisition facility																	122,500,000
Loan maturity date				2013	2017
Loan interest or principal paid due in business days										3 days
Remaining debt proceeds																	112,500,000
Certain other payments due in business days after receiving written notice										5 days
Non compliance of period after receipt of written notice				15 days	30 days					30 days																																20 days
Entities default obligation										10,000,000							50,000,000
Maximum of equity investment after full repayment of the facility										5,000,000
Principal amount of Notes purchased on exercise of an option																																	50,000,000
Principal amounts of repurchased Notes sold to third parties																														106,700,000	40,800,000	50,000,000
Option purchase price as percentage of principal																																48.00%
Proceeds from the sale of repurchased notes																											87,300,000				33,800,000	12,500,000
Debt repaid		124,800,000								20,600,000
Amount of amortized discount						18,225,000				18,225,000	28,289,000	6,891,000	13,886,000			12,416,000	12,416,000	15,800,000									26,400,000	6,946,000		21,163,000	6,946,000												4,232,000	5,800,000													3,200,000	4,300,000	1,000,000	1,500,000
Scheduled monthly minimum principal payments																													1,000,000
Total principal payments under the Nord facility						89,500,000				89,500,000																		10,600,000		14,400,000	10,600,000			100,000	1,900,000
Total principal payments												23,000,000					4,900,000																										21,800,000
Maturity date of the notes										Nov. 14, 2018				Apr. 30, 2013	Dec. 31, 2017		Aug. 31, 2018													Nov. 14, 2033											Nov. 07, 2017				Dec. 31, 2013	Feb. 28, 2019
Number of aircraft financed by notes																	1													3
Repayment of debt by selling financed aircrafts																														38,800,000	26,100,000
Debt extinguishment costs																4,200,000														1,500,000
Percentage of outstanding principal amount being repaid																					100.00%		101.00%
Aggregate principal amount outstanding in percentage																	67.50%
Amount returned to the Company's subsidiary in respect of the notes it purchased																												3,900,000
Secured term loan Maturities																		2018
Term loan issued at offering price																		96.00%
Percentage of Servicer that BBAM LP ceases to own, directly or indirectly																									50.00%
Percentage of the partnership interests in BBAM LP Summit ceases to own, directly or indirectly																									33.33%
Publicly listed entity or other person net worth to not constitute a servicer termination event																									100,000,000
Percentage of the Servicers key finance and legal team or technical and marketing team cease to be employed by BBAM LP																									50.00%
Repayment of outstanding amount in cash																																				122,500,000
Secured borrowings, net	2,052,412,000	2,326,110,000				490,717,000				490,717,000	569,909,000	268,625,000	479,561,000			377,646,000	377,646,000											599,805,000		639,281,000	599,805,000								425,931,000				276,143,000	216,395,000								241,931,000			184,000,000
Accrued interest was waived by the lenders																																				2,500,000
Repayment of outstanding principal amounts to Nord LB							15,000,000	25,000,000
Repayment of debt	847,607,000	204,867,000	98,551,000
Loan fee							1,900,000
Weighted average interest rate	5.18%	4.91%				4.14%				4.14%	3.98%	5.18%	4.98%			5.75%	5.75%											0.95%		0.88%	0.95%								2.86%				5.54%	5.70%													5.81%		1.82%
Debt extinguishment costs												1,600,000
Quarterly principal payments																	1.25%
Failure to pay within business day																	3 days
Materially incorrect and continues unremedied																	30 days
Failure to comply with certain other covenants and such noncompliance continues																	60 days
Fly Acquisition II Facility provides for aircraft financing of up to																																																														60,000,000		250,000,000
maximum drawdown period																																																															3 years
Maximum age of aircraft acquired at time of funding																																									8 years
Credit facility available period																																									2 years
Percentage of depreciated purchase price consider for loan availability																																										72.50%
Useful life of the aircraft																																										25 years
Percentage of maintenance reserves																																										50.00%
Interest at LIBOR plus a margin for year 3 of loan term																																										4.25%
Interest at LIBOR plus a margin for year 4 of loan term																																										4.75%
Interest at LIBOR plus a margin for year 5 of loan term																																										5.25%
Financed additional aircraft																	7
Prepayment penalty																				1.00%
Prepayment penalty, amount																	3,900,000
Commitment fee, percentage																																										0.75%																			0.40%
Loan extension fee									0.45%
Required to maintain a cash collateral account with an amount equal the outstanding loan balance																																										2.00%
Any representation, warranty or certification made if capable of being remedied, shall continue to unremedied for a period																																										20 days
Fly Acquisition II and any of its subsidiaries defaults in respect of obligations in excess																																										2,500,000
Obligation remains undischarged for a period																																										45 days
Number of loans on aircraft that were assumed with the acquisition of the GAAM portfolio																																																		3
Loans that were arranged in connection with the purchase of additional aircraft																																											8
Credit facility agreement with an international commercial bank	85,000,000
Credit facility agreement outstanding principal balance		34,500,000
Secured Borrowings (Additional Textual) [Abstract]
Repayment of secured borrowings	$ (847,607,000)	$ (204,867,000)	$ (98,551,000)